Line of Credit (narrative) (detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Line of Credit Facility [Line Items]
Line Of Credit Accordion Feature Amount Used	$ 50,000,000
Line Of Credit Accordion Feature	200,000,000
Line of Credit Facility, Amount Outstanding	188,000,000
Debt, Weighted Average Interest Rate	1.70%
Pledged Assets, Not Separately Reported, Other	562,864,000
Production Period [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	400,000,000	350,000,000
Nonproduction Period [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	300,000,000	250,000,000
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity	$ 10,553,000	$ 10,303,000